Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,682,126	$ 2,106,445
Less: allowance for doubtful accounts	(395,796)	(4,780)
Accounts receivable, net	$ 3,286,330	$ 2,101,665